Fair Value Measurements (Details) - CIK0001838821_ARYA Sciences Acquisition Corp IV [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2024	Dec. 31, 2023
Investments held in Trust Account [Abstract]
Transfers in into Level 3	$ 0
Transfers out of Level 3	0
Fair Value, Inputs, Level 1 [Member] | U.S. Treasury Securities [Member] | Maximum [Member]
Investments held in Trust Account [Abstract]
Investment maturity period		185 days	185 days
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Investments held in Trust Account [Abstract]
Investments held in Trust Account	151,628,894
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | U.S. Treasury Securities [Member]
Investments held in Trust Account [Abstract]
Investments held in Trust Account	151,628,280
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Cash Equivalents - Money Market Funds [Member]
Investments held in Trust Account [Abstract]
Investments held in Trust Account	614
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Investments held in Trust Account [Abstract]
Investments held in Trust Account	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | U.S. Treasury Securities [Member]
Investments held in Trust Account [Abstract]
Investments held in Trust Account	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Cash Equivalents - Money Market Funds [Member]
Investments held in Trust Account [Abstract]
Investments held in Trust Account	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Investments held in Trust Account [Abstract]
Investments held in Trust Account	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | U.S. Treasury Securities [Member]
Investments held in Trust Account [Abstract]
Investments held in Trust Account	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Cash Equivalents - Money Market Funds [Member]
Investments held in Trust Account [Abstract]
Investments held in Trust Account	$ 0